General and Administrative Expenses by Nature of Expense (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of General And Administrative Expenses [Abstract]
Schedule Of General And Administrative Expenses [Text Block]
The Corporation recorded general and administrative expenses for the years ended December 31, 2017 and 2016 as follows:

Corporate
	2017	2016

General and administrative expenses
Depreciation	$89	$84
Amortization of intangible assets	13	13
Business development and investor relations	567	419
Office, operating and non-operating overheads	682	603
Professional	433	647
Regulatory	309	159
Restructuring costs	1,353	-
Salaries and contractors	2,112	1,416
Share-based compensation	2,305	914
Travel	301	220

	$8,164	$4,475

Environmental Services

General and administrative expenses
Depreciation	$19	$32
Amortization of intangible assets	59	98
Business development and investor relations	164	75
Office, operating and non-operating overheads	756	748
Professional	29	39
Salaries and contractors	1,657	1,837
Share-based compensation	-	161
Travel	94	49

	$2,778	$3,039

Total General and Administrative Expenses	$10,942	$7,514